Restricted net assets (Details) ¥ in Millions	12 Months Ended
Mar. 31, 2023 CNY (¥)
Restrictions for Consolidated and Unconsolidated Subsidiaries [Abstract]
Percentage of net income from subsidiaries and consolidated VIEs incorporated in the PRC to be appropriated to the statutory reserve	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%
Restricted net assets	¥ 194,576